Investment Securities - Summary of Unrealized Loss Information for Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 24,881,600	$ 111,299,318
Less than 12 months Unrealized Losses	464,556	1,895,667
12 months or more Fair Value	407,442,229	344,493,101
12 months or more Unrealized Losses	19,561,088	10,165,746
Total Fair Value	432,323,829	455,792,419
Total Unrealized Losses	20,025,644	12,061,413
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value		15,681,866
Less than 12 months Unrealized Losses		223,535
12 months or more Fair Value	95,977,783	160,766,691
12 months or more Unrealized Losses	3,388,147	3,975,487
Total Fair Value	95,977,783	176,448,557
Total Unrealized Losses	3,388,147	4,199,022
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	12,257,636	88,499,852
Less than 12 months Unrealized Losses	179,281	1,613,091
12 months or more Fair Value	234,928,705	116,753,236
12 months or more Unrealized Losses	12,193,988	3,714,175
Total Fair Value	247,186,341	205,253,088
Total Unrealized Losses	12,373,269	5,327,266
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	12,623,964	7,117,600
Less than 12 months Unrealized Losses	285,275	59,041
12 months or more Fair Value	76,535,741	66,973,174
12 months or more Unrealized Losses	3,978,953	2,476,084
Total Fair Value	89,159,705	74,090,774
Total Unrealized Losses	$ 4,264,228	$ 2,535,125